Financial instruments - valuation - Valuation techniques (Details) - Level 3 - Recurring	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Loans | Minimum
Unobservable Inputs
Price (as percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Loans | Maximum
Unobservable Inputs
Price (as percent)	132.00%	132.00%	132.00%	101.00%	101.00%	101.00%
Debt securities | Minimum
Unobservable Inputs
Price (as percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Debt securities | Maximum
Unobservable Inputs
Price (as percent)	154.00%	154.00%	154.00%	370.00%	370.00%	370.00%
Equity Shares | Minimum
Unobservable Inputs
Price			£ 0			£ 0
Discount factor	8.00%	8.00%	8.00%	9.00%	9.00%	9.00%
Fund NAV (as percent)	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Equity Shares | Maximum
Unobservable Inputs
Price			£ 24,181			£ 585,066
Discount factor	11.00%	11.00%	11.00%	13.00%	13.00%	13.00%
Fund NAV (as percent)	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Customer accounts | Minimum
Unobservable Inputs
Correlation	(45.00%)	(45.00%)	(45.00%)	(29.00%)	(29.00%)	(29.00%)
Interest rate	(0.36%)	(0.36%)	(0.36%)	(0.38%)	(0.38%)	(0.38%)
Customer accounts | Maximum
Unobservable Inputs
Correlation	99.00%	99.00%	99.00%	86.00%	86.00%	86.00%
Interest rate	1.74%	1.74%	1.74%	2.61%	2.61%	2.61%
Debt securities in issue | Minimum
Unobservable Inputs
Price | ¥	¥ 21			¥ 56
Fund NAV			£ 0			£ 0
Debt securities in issue | Maximum
Unobservable Inputs
Price | €		€ 136			€ 149
Fund NAV			£ 622			£ 977
Credit derivative | Minimum
Unobservable Inputs
Price (as percent)	90.00%	90.00%	90.00%
Correlation	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Credit spreads	18.00%	18.00%	18.00%	0.00%	0.00%	0.00%
Volatility	47.00%	47.00%	47.00%	38.00%	38.00%	38.00%
Upfront points	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Recovery rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Credit derivative | Maximum
Unobservable Inputs
Price (as percent)	110.00%	110.00%	110.00%
Correlation	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Credit spreads	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Volatility	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Upfront points	100.00%	100.00%	100.00%	99.00%	99.00%	99.00%
Recovery rate	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Interest rate & FX derivatives | Minimum
Unobservable Inputs
Correlation	(45.00%)	(45.00%)	(45.00%)	(75.00%)	(75.00%)	(75.00%)
Volatility	1.00%	1.00%	1.00%	0.00%	0.00%	0.00%
Interest rate & FX derivatives | Maximum
Unobservable Inputs
Correlation	99.00%	99.00%	99.00%	100.00%	100.00%	100.00%
Volatility	76.00%	76.00%	76.00%	292.00%	292.00%	292.00%
Equity derivatives | Minimum
Unobservable Inputs
Correlation	(57.00%)	(57.00%)	(57.00%)	(57.00%)	(57.00%)	(57.00%)
Volatility	1.00%	1.00%	1.00%	7.00%	7.00%	7.00%
Forward	864.00%	864.00%	864.00%	146.00%	146.00%	146.00%
Equity derivatives | Maximum
Unobservable Inputs
Correlation	92.00%	92.00%	92.00%	95.00%	95.00%	95.00%
Volatility	49.00%	49.00%	49.00%	11.00%	11.00%	11.00%
Forward	7106.00%	7106.00%	7106.00%	189.00%	189.00%	189.00%